Stock-Based Compensation (Details) - Schedule of restricted and performance stock unit activity	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Schedule Of Restricted And Performance Stock Unit Activity Abstract
Outstanding beginning, Shares | shares
Outstanding beginning, Weighted Average Grant Date Fair Value | $ / shares	$ 0
Awarded, Shares | shares	3,149,800
Awarded, Weighted Average Grant Date Fair Value | $ / shares	$ 4.73
Forfeited, Shares | shares	(15,123)
Forfeited, Weighted Average Grant Date Fair Value | $ / shares	$ 4.73
Outstanding ending, Shares | shares	3,134,677
Outstanding ending, Weighted Average Grant Date Fair Value | $ / shares	$ 4.73
Outstanding ending,Aggregate Intrinsic Value | $	$ 11,723,692